Annual Total Returns[BarChart] - UltraJapan ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(36.47%)	48.01%	110.85%	2.43%	8.36%	(4.22%)	39.72%	(25.60%)	40.42%	23.36%